Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 9.8%
164,512		Activision Blizzard, Inc.	$ 15,299,616	1.4
15,337	(1)	Alphabet, Inc. - Class A	31,632,869	3.0
365,450		Fox Corp. - Class A	13,196,399	1.2
437,845		Interpublic Group of Cos., Inc.	12,785,074	1.2
175,132	(1)	Walt Disney Co.	32,315,357	3.0
			105,229,315	9.8

		Consumer Discretionary: 8.2%
62,691	(1)	Caesars Entertainment, Inc.	5,482,328	0.5
53,004		Darden Restaurants, Inc.	7,526,568	0.7
97,919		Expedia Group, Inc.	16,853,818	1.6
427,897	(1)	Gap, Inc.	12,742,773	1.2
80,493		Hasbro, Inc.	7,736,987	0.7
168,613		Las Vegas Sands Corp.	10,244,926	1.0
129,949		Nike, Inc. - Class B	17,268,923	1.6
112,151		Royal Caribbean Cruises Ltd.	9,601,247	0.9
			87,457,570	8.2

		Consumer Staples: 7.4%
343,580		Coca-Cola Co.	18,110,102	1.7
50,552		Constellation Brands, Inc.	11,525,856	1.1
280,975		Philip Morris International, Inc.	24,933,721	2.3
178,001		Walmart, Inc.	24,177,876	2.3
			78,747,555	7.4

		Energy: 5.6%
346,921		BP PLC ADR	8,447,526	0.8
123,969		Chevron Corp.	12,990,712	1.2
109,952		Cimarex Energy Co.	6,530,049	0.6
210,680		ConocoPhillips	11,159,720	1.0
123,810	(2)	Diamondback Energy, Inc.	9,098,797	0.9
156,917		Valero Energy Corp.	11,235,257	1.1
			59,462,061	5.6

		Financials: 21.1%
238,292	(2)	Apollo Global Management, Inc.	11,202,107	1.0
148,254		Assurant, Inc.	21,017,970	2.0
1,022,188		Bank of America Corp.	39,548,454	3.7
93,268		Chubb Ltd.	14,733,546	1.4
388,350		Citigroup, Inc.	28,252,462	2.6
63,580		Goldman Sachs Group, Inc.	20,790,660	1.9
297,207		Hartford Financial Services Group, Inc.	19,850,455	1.8
395,442		Synchrony Financial	16,078,672	1.5
397,075		Truist Financial Corp.	23,157,414	2.2
571,844		US Bancorp	31,628,692	3.0
			226,260,432	21.1

		Health Care: 12.8%
142,472	(1),(2)	Alcon, Inc.	9,998,685	0.9
6,087	(1)	Biogen, Inc.	1,702,838	0.2
60,723		Cigna Corp.	14,679,178	1.4
84,863		Eli Lilly & Co.	15,854,106	1.5
177,912		Johnson & Johnson	29,239,837	2.7
213,658		Medtronic PLC	25,239,420	2.3
21,133		Thermo Fisher Scientific, Inc.	9,644,678	0.9
33,542		UnitedHealth Group, Inc.	12,479,972	1.2
110,913		Zimmer Biomet Holdings, Inc.	17,754,953	1.7
			136,593,667	12.8

		Industrials: 12.5%
386,302		Howmet Aerospace, Inc.	12,411,883	1.2
77,475		L3Harris Technologies, Inc.	15,702,633	1.5
607,389		nVent Electric PLC	16,952,227	1.6
59,342		Old Dominion Freight Line	14,266,410	1.3
58,942		Parker Hannifin Corp.	18,592,075	1.7
318,828		Raytheon Technologies Corp.	24,635,839	2.3
96,475		Ryder System, Inc.	7,298,334	0.7
110,652		Timken Co.	8,981,623	0.8
46,376	(1)	United Rentals, Inc.	15,272,081	1.4
			134,113,105	12.5

		Information Technology: 8.5%
23,210		Broadcom, Inc.	10,761,549	1.0
22,877		Dolby Laboratories, Inc.	2,258,417	0.2
200,437	(1)	Fiserv, Inc.	23,860,020	2.2
371,593		HP, Inc.	11,798,078	1.1
78,695		Microchip Technology, Inc.	12,215,038	1.2
104,397		Motorola Solutions, Inc.	19,631,856	1.8
54,800	(2)	NXP Semiconductor NV - NXPI - US	11,033,432	1.0
			91,558,390	8.5

		Materials: 4.9%
33,864		Air Products & Chemicals, Inc.	9,527,298	0.9
309,253		CF Industries Holdings, Inc.	14,033,901	1.3
131,901		Eastman Chemical Co.	14,524,938	1.4
93,180		Reliance Steel & Aluminum Co.	14,190,382	1.3
			52,276,519	4.9

		Real Estate: 4.0%
253,364	(2)	American Homes 4 Rent	8,447,156	0.8
64,041		ProLogis, Inc.	6,788,346	0.6
119,366	(2)	Ryman Hospitality Properties	9,252,059	0.9
187,686		Spirit Realty Capital, Inc.	7,976,655	0.7
242,256	(2)	UDR, Inc.	10,625,348	1.0
			43,089,564	4.0

		Utilities: 4.9%
93,383	(2)	Ameren Corp.	7,597,641	0.7
74,053		Entergy Corp.	7,366,052	0.7
292,747		Exelon Corp.	12,804,753	1.2

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
181,872		NextEra Energy, Inc.	$ 13,751,342	1.3
440,822	(1),(3)	PRIME AET&D Holdings NO 1	–	–
180,961		Public Service Enterprise Group, Inc.	10,895,662	1.0
			52,415,450	4.9

	Total Common Stock
	(Cost $872,538,365)		1,067,203,628	99.7

OTHER(4): –%
		Communications: –%
32,517	(3),(5)	Tribune Co. (Escrow)	–	–

		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	–	–

	Total Other
	(Cost $30,842)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	–	–

	Total Corporate Bonds/Notes
	(Cost $787,907)		–	–

	Total Long-Term Investments
	(Cost $873,357,114)		1,067,203,628	99.7

SHORT-TERM INVESTMENTS: 4.1%
		Repurchase Agreements: 2.9%
1,829,309	(7)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,829,310, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,865,895, due 06/01/21-04/01/51)	1,829,309	0.2
1,339,105	(7)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,339,107, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $1,365,887, due 01/01/25-10/01/50)	1,339,105	0.1
1,271,297	(7)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $1,271,304, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $1,334,862, due 05/20/22-04/01/40)	1,271,297	0.1
7,452,132	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $7,452,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,601,175, due 04/15/21-02/20/71)	7,452,132	0.7
1,473,909	(7)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,473,911, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,503,391, due 04/13/21-02/15/48)	1,473,909	0.2

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
5,418,048	(7)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $5,418,049, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $5,526,409, due 05/15/23-09/15/57)	$ 5,418,048	0.5
2,063,931	(7)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $2,063,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,105,210, due 07/01/22-03/01/51)	2,063,931	0.2
2,355,668	(7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $2,355,670, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $2,402,784, due 06/01/21-02/20/71)	2,355,668	0.2
1,686,071	(7)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,686,074, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,724,774, due 01/31/22-02/15/41)	1,686,071	0.2
5,740,885	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $5,740,899, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,855,722, due 07/15/23-02/15/48)	5,740,885	0.5

	Total Repurchase Agreements
	(Cost $30,630,355)		30,630,355	2.9

Shares			Value	Percentage of Net Assets
		Mutual Funds(7): 1.2%
12,701,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	12,701,000	1.2
158,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	158,000	0.0
621,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	621,000	0.0
	Total Mutual Funds
	(Cost $13,480,000)		13,480,000	1.2

	Total Short-Term Investments
	(Cost $44,110,355)		44,110,355	4.1

	Total Investments in Securities (Cost $917,467,469)		$ 1,111,313,983	103.8
	Liabilities in Excess of Other Assets		(40,660,756)	(3.8)
	Net Assets		$ 1,070,653,227	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$105,229,315	$–	$–	$105,229,315
Consumer Discretionary	87,457,570	–	–	87,457,570
Consumer Staples	78,747,555	–	–	78,747,555
Energy	59,462,061	–	–	59,462,061
Financials	226,260,432	–	–	226,260,432
Health Care	136,593,667	–	–	136,593,667
Industrials	134,113,105	–	–	134,113,105
Information Technology	91,558,390	–	–	91,558,390
Materials	52,276,519	–	–	52,276,519
Real Estate	43,089,564	–	–	43,089,564
Utilities	52,415,450	–	–	52,415,450
Total Common Stock	1,067,203,628	–	–	1,067,203,628
Corporate Bonds/Notes	–	–	–	–
Other	–	–	–	–
Short-Term Investments	13,480,000	30,630,355	–	44,110,355
Total Investments, at fair value	$1,080,683,628	$30,630,355	$–	$1,111,313,983

At March 31, 2021, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$–
Tribune Co. (Escrow)	8/16/2015	–	–
		$30,842	$–

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $939,470,036.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$200,122,139
Gross Unrealized Depreciation	(28,132,344)
Net Unrealized Appreciation	$171,989,795